Income Taxes - Summary of Breakdown of Changes in Consolidated Deferred Income Taxes (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability (asset) [abstract]
Deferred income tax (benefit) expense in the Income Statement		$ 207	$ (276)	$ 103
Deferred income tax expense (benefit) in stockholders' equity		7	57	(6)
Reclassifications	[1]	(4)	14	0
Change in deferred income tax during the period		$ 210	$ (205)	$ 97

[1]	In 2025 and 2024, refers to the effects of the reclassification of balances to assets held for sale and related liabilities (note 5.2).